Basis of preparation	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Basis of preparation
2. Basis of preparation
(1) Compliance with international financial reporting standards
Toyota’s consolidated financial statements have been prepared in accordance with IFRS.
This is Toyota’s first consolidated financial statements in compliance with IFRS, and the date of the transition to IFRS (“Transition Date”) was April 1, 2019. In the transition to IFRS, TMC has adopted IFRS 1 “First-time Adoption of International Financial Reporting Standards” (“IFRS 1”). The effect of the transition to IFRS on Toyota’s financial position, results of operations and cash flows are presented in “36. First-time adoption”.
The consolidated financial statements were approved on June 24, 2021 by President, member of the Board of Directors Akio Toyoda and CFO, member of the Board of Directors Kenta Kon.
(2) Basis of measurement
Toyota’s consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value and assets and liabilities associated with defined benefit plans indicated in “3. Significant accounting policies”.
(3) Functional currency and presentation currency
The consolidated financial statements are presented in Japanese yen, which is the functional currency of TMC. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated. Amounts may not sum to totals due to rounding.